Business Development - Additional Information (Detail) R$ in Millions, $ in Millions							12 Months Ended
	May 31, 2021 BRL (R$)	May 14, 2021 BRL (R$)	Dec. 17, 2020	Dec. 02, 2020 BRL (R$)	May 26, 2020 BRL (R$)	Jul. 07, 2016 BRL (R$)	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 BRL (R$)	Dec. 31, 2021 CLP ($) shares	Jul. 13, 2021 CLP ($) shares	Sep. 10, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Oct. 31, 2019 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of business development [Line Items]
Additional percentage of capital interest disposed off		0.48%
Cash							R$ 44,512.0	R$ 46,224.0				R$ 30,367.0
Increse in capital							R$ 90,729.0	97,148.0				R$ 97,148.0
Shares subscribed | shares							350,048,242,004		350,048,242,004
Stockholder equity value							R$ 152,864.0	R$ 142,993.0
Itau CorpBanca [Member]
Disclosure of business development [Line Items]
Additional interest on equity percentage											1.08%
Amount of capital											R$ 229.0
Ownership percentage held											39.22%
Percentage ownership							56.60%
Business combination step acquisition equity percentage											39.22%
Issuance of shares | shares										461,111,111,111
Increse in capital | $										$ 830,000
Stockholder equity value | $									$ 630
XP Holding [Member]
Disclosure of business development [Line Items]
Percentage ownership								41.00%
Gain on losing control on ownership								R$ 3,996.0
Percentage of capital interests disposed			0.07%	4.44%
Primary subscription				R$ 545.0
Recovery Do Brasil Consultoria [Member]
Disclosure of business development [Line Items]
Amount of capital														R$ 735.0
Percentage of interest on capital														89.08%
International finance corporation [Member]
Disclosure of business development [Line Items]
Additional interest on equity percentage					4.00%	6.92%
Amount of capital					R$ 20.7	R$ 59.0
Acquisition interest on capital					100.00%	96.00%
ZUP IT Servicos Em Technolgia E Inovaco SA [Member]
Disclosure of business development [Line Items]
Ownership percentage held													100.00%
Business combination step acquisition equity percentage													100.00%
ZUP IT Servicos Em Technolgia E Inovaco SA [Member] | Stage one [member]
Disclosure of business development [Line Items]
Amount of capital													R$ 293.0
Ownership percentage held													52.96%
Business combination step acquisition equity percentage													52.96%
ZUP IT Servicos Em Technolgia E Inovaco SA [Member] | Stage two [Member]
Disclosure of business development [Line Items]
Ownership percentage held												19.60%
Business combination step acquisition equity percentage												19.60%
XP INC [Member]
Disclosure of business development [Line Items]
Amount of capital		R$ 486.0
Cash	R$ 10.0
X Part S.A. [Member]
Disclosure of business development [Line Items]
Percentage of capital interest disposed off	40.52%
Stockholder equity value	R$ 9,985.0